Equity Investments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	$ 573,000,000	$ 573,000,000		$ 573,000,000
Gains (losses) on equity method investments		0	$ (10,000,000)
Equity method investments under equity method	11,000,000	11,000,000		11,000,000
Other non-current assets	305,000,000	305,000,000		270,000,000
Equity investment in publicly listed company	82,000,000	82,000,000		0
Non-marketable equity securities	134,000,000	134,000,000		157,000,000
Recognized gain from change in fair value for equity investment		27,000,000	0
Non-marketable equity securities (includes NAV)		(3,000,000)	3,000,000
Dividends from equity investments		100,000	300,000
Financial commitments to investees, off balance sheet	19,600,000	19,600,000		19,900,000
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets	32,700,000	32,700,000		32,400,000
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	(9,600,000)
Equity method investments under equity method	76,500,000	76,500,000		76,500,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	0
Equity method investments under equity method	389,800,000	389,800,000		389,800,000
Raspberry Pi Holdings plc’s
Schedule of Equity Method Investments [Line Items]
Purchase of ordinary shares	35,300,000
Equity investment in publicly listed company	82,300,000	82,300,000
Non-marketable equity securities				20,000,000
Recognized gain from change in fair value for equity investment		27,000,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	106,000,000	106,000,000		106,200,000
Gains (losses) on equity method investments		(400,000)	(400,000)
Non-marketable equity securities	$ 16,100,000	16,100,000		$ 17,800,000
Non-marketable equity securities (includes NAV)		$ (1,700,000)	$ 2,500,000